DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 7) (CAD) In Millions, unless otherwise specified																																		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Power	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Weighted average price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Power	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Minimum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Maximum price	Dec. 31, 2012 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Weighted average price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options Natural gas	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options Natural gas Minimum price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options Natural gas Maximum price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options Natural gas Weighted average price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options NGL	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options NGL Minimum price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options NGL Maximum price	Dec. 31, 2012 Option model valuation technique Level 3 Commodity Options NGL Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(1,047)	(389)	(24)	32	8				(3)				(60)				(12)				37				1				(1)				1				5
Forward price						3.21	4.31	3.54		58.42	108.14	100.40		50.25	68.25	55.98		2.88	5.10	3.67		51.13	116.56	92.49		0.00	2.54	1.42		30.09	36.35	32.74
Option Volatility (as a percent)																																		29.00%	36.00%	34.00%		33.00%	104.00%	57.00%